Workers' Profit Sharing	12 Months Ended
Dec. 31, 2018
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Workers' Profit Sharing
26	WORKERS’ PROFIT SHARING

The distribution of the workers’ profit sharing included in Note 27-i) for the years ended December 31 is shown below:

	2016	2017	2018
Cost of sales of goods and services	8,547	2,215	5,274
Administrative expenses	1,297	7,562	2,588

	9,844	9,777	7,862